ASSETS HELD FOR SALE	12 Months Ended
Dec. 31, 2019
Disclosure of analysis of single amount of discontinued operations [abstract]
ASSETS HELD FOR SALE
12.	ASSETS HELD FOR SALE

During the year ended December 31, 2020, the Company entered into an asset purchase agreement with a third party whereby the Company agreed to sell certain towers in Argentina. The sale was not completed as of December 31, 2020, and accordingly the Company has reclassified the towers from property and equipment to assets held for sale on the consolidated statement of financial position. The carrying value reported represents the lower of the net book value and fair value less costs to sell. Subsequent to year ended December 31, 2020, the Company sold the assets held for sale towers of $30,967 for $36,961.

During the year ended December 31, 2019, the Company entered into an asset purchase agreement with a third party whereby the Company agreed to sell certain towers in Argentina. The sale was not completed as of December 31, 2019, and accordingly the Company has reclassified the towers from property and equipment to assets held for sale on the consolidated statement of financial position. The carrying value reported represents the lower of the net book value and fair value less costs to sell. Subsequent to year ended December 31, 2019, the Company sold the assets held for sale towers of $751,726 for proceeds of $1,204,942.